OPERATING SEGMENTS - Financial information of the investments in associates and joint ventures by operating segment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING SEGMENTS
Investment in associates and joint ventures	$ 2,928,984	$ 2,997,603
Equity method	222,572	113,115	$ 219,105
Operating Segments
OPERATING SEGMENTS
Investment in associates and joint ventures	2,928,984	2,997,603
Equity method	222,572	113,115
Operating Segments | Banking Colombia
OPERATING SEGMENTS
Investment in associates and joint ventures	205,311	332,862
Equity method	(28,130)	(52,183)
Operating Segments | Banking El Salvador
OPERATING SEGMENTS
Investment in associates and joint ventures	27,621	21,292
Equity method	4,320	2,730
Operating Segments | Trust
OPERATING SEGMENTS
Investment in associates and joint ventures	300,881	285,838
Equity method	45,312	30,043
Operating Segments | Investment Banking
OPERATING SEGMENTS
Investment in associates and joint ventures	499,195	617,982
Equity method	58,507	4,398
Operating Segments | All other segments
OPERATING SEGMENTS
Investment in associates and joint ventures	1,895,976	1,739,629
Equity method	$ 142,563	$ 128,127